Capital Management - Additional Information (Detail)		6 Months Ended
	Feb. 01, 2023	Apr. 30, 2023
Statement [Line Items]
Capital conservation buffer, percentage		2.50%
Common equity surcharge, percentage		1.00%
Domestic stability buffer, percentage		3.00%
Domestic stablity buffer percentage of total risk weighted assets	3.00%
Buffer requirement for the leverage ratio percentage	0.50%
Maximum [member]
Statement [Line Items]
Domestic stability buffer, percentage	2.50%	4.00%
Minimum [member]
Statement [Line Items]
Domestic stability buffer, percentage	0.00%	0.00%